Taxes - Schedule of Movement of the Valuation Allowance (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2023
Schedule of Movement of the Valuation Allowance [Abstract]
Beginning balance	$ 378,620	$ 15,688
Current year (reduction) addition	(256,227)	353,156
Exchange difference	(11,819)	9,776
Ending balance	$ 110,574	$ 378,620